Cash and Marketable Securities - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Cash and Marketable Securities (Textual) [Abstract]
Restricted marketable securities included in other long-term assets		$ 30.2	$ 19.3
Impairment charges related to restricted marketable securities	$ 0.8